Concentrations and Risks (Tables)	12 Months Ended
Dec. 31, 2025
Concentrations and Risks [Abstract]
Schedule of Concentration Risk of Accounts Payable

Details of the suppliers which accounted for 10% or more of accounts payable are as follows:

	As of December 31,
	2025	% accounts payable	2024	% accounts payable
Company A	$-	-	2,287,077	37.5
Company B	-	-	728,171	11.9
Company C	-	-	682,011	11.2
Company D	393,676	14.6	-	-
	$393,676	14.6	3,697,259	60.6